STOCK-BASED COMPENSATION - SAR Outstanding and Exercisable (Details) - Vimeo Inc. - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock Appreciation Rights (SARs) [Member]
Awards outstanding
Outstanding at December 31, 2020 (shares)	13,897	13,461
Weighted- average remaining contractual life in years	7 years 10 months 24 days
Weighted- average exercise price (USD per share)	$ 6.42	$ 5.73
Awards exercisable
Exercisable at December 31, 2020 (shares)	4,103
Weighted- average remaining contractual life in years	6 years 7 months 6 days
Weighted- average exercise price (USD per share)	$ 5.42
Stock appreciation rights exercise price - $2.01 and $4.00
STOCK-BASED COMPENSATION
Exercise price, floor (USD/share)	$ 2.01
Exercise price, ceiling (USD/share)	$ 4.00
Awards outstanding
Outstanding at December 31, 2020 (shares)	12
Weighted- average remaining contractual life in years	5 years 3 months 18 days
Weighted- average exercise price (USD per share)	$ 2.48
Awards exercisable
Exercisable at December 31, 2020 (shares)	12
Weighted- average remaining contractual life in years	5 years 3 months 18 days
Weighted- average exercise price (USD per share)	$ 2.48
Stock appreciation rights exercise price - $4.01 and $6.00
STOCK-BASED COMPENSATION
Exercise price, floor (USD/share)	$ 4.01
Exercise price, ceiling (USD/share)	$ 6.00
Awards outstanding
Outstanding at December 31, 2020 (shares)	4,078
Weighted- average remaining contractual life in years	6 years 3 months 18 days
Weighted- average exercise price (USD per share)	$ 4.90
Awards exercisable
Exercisable at December 31, 2020 (shares)	2,913
Weighted- average remaining contractual life in years	6 years 2 months 12 days
Weighted- average exercise price (USD per share)	$ 4.92
Stock appreciation rights exercise price - $6.01 and $8.00
STOCK-BASED COMPENSATION
Exercise price, floor (USD/share)	$ 6.01
Exercise price, ceiling (USD/share)	$ 8.00
Awards outstanding
Outstanding at December 31, 2020 (shares)	9,481
Weighted- average remaining contractual life in years	8 years 6 months
Weighted- average exercise price (USD per share)	$ 6.70
Awards exercisable
Exercisable at December 31, 2020 (shares)	1,178
Weighted- average remaining contractual life in years	7 years 8 months 12 days
Weighted- average exercise price (USD per share)	$ 6.71
Stock appreciation rights exercise price - greater than $8.00
STOCK-BASED COMPENSATION
Exercise price, floor (USD/share)	$ 8.01
Awards outstanding
Outstanding at December 31, 2020 (shares)	326
Weighted- average remaining contractual life in years	9 years 10 months 24 days
Weighted- average exercise price (USD per share)	$ 17.33